Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net earnings	$ 324	$ 765	$ 677	$ 1,121
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation - property, plant and equipment	329	297	650	595
Amortization - intangible assets	34	34	66	64
Amortization - other	3	7	7	13
Deferred income tax expense	60	88	119	111
Equity component, allowance for funds used during construction (Note 12)	(21)	(19)	(35)	(37)
Gain on disposition (Note 11)	0	(583)	0	(583)
Other	23	40	70	74
Change in long-term regulatory assets and liabilities	0	(36)	(58)	(86)
Change in working capital (Note 14)	(27)	38	(181)	(100)
Cash from operating activities	725	631	1,315	1,172
Investing activities
Capital expenditures - property, plant and equipment	(725)	(814)	(1,836)	(1,526)
Capital expenditures - intangible assets	(50)	(29)	(101)	(57)
Contributions in aid of construction	16	23	33	49
Proceeds on disposition (Note 11)	0	995	0	995
Other	(49)	(76)	(93)	(94)
Cash (used in) from investing activities	(808)	99	(1,997)	(633)
Financing activities
Proceeds from long-term debt, net of issuance costs	1,685	320	2,044	392
Repayments of long-term debt, net of extinguishment costs, and finance leases	(585)	(922)	(602)	(939)
Borrowings under committed credit facilities	1,251	2,221	3,007	3,684
Repayments under committed credit facilities	(1,491)	(2,545)	(2,754)	(3,963)
Net change in short-term borrowings	(394)	144	(526)	261
Issue of common shares, net of costs and dividends reinvested	10	164	44	196
Dividends
Common shares, net of dividends reinvested	(211)	(118)	(424)	(236)
Preference shares	(17)	(17)	(33)	(34)
Subsidiary dividends paid to non-controlling interests	(9)	(19)	(34)	(51)
Other	(38)	(4)	(35)	8
Cash from (used in) financing activities	201	(776)	687	(682)
Effect of exchange rate changes on cash and cash equivalents	(10)	(5)	5	(13)
Change in cash and cash equivalents	108	(51)	10	(156)
Cash and change in cash associated with assets held for sale	0	9	0	15
Cash and cash equivalents, beginning of period	272	233	370	332
Cash and cash equivalents, end of period	$ 380	$ 191	$ 380	$ 191